Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses
Research costs	$ 805	$ 2,276	$ 1,913
Payroll and employee benefits	515	586	473
Professional fees	304	472	243
Vacation	118	79	79
Accrued interest on notes payable	392	177
Total accrued expenses	$ 2,134	$ 3,590	$ 2,771